Intangible assets and goodwill - Intangible Assets and Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 99,525
Addition	752
Ending Balance	97,806	¥ 99,525
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,640
Addition	0
Ending Balance	61,640	61,640
Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	307
Addition	0
Ending Balance	145	307
Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,540
Addition	23
Ending Balance	16,559	16,540
Favorable lease [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,451
Addition	0
Ending Balance	16,490	17,451
Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,587
Addition	729
Ending Balance	2,972	3,587
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	145,489	123,217
Addition		1,743
Acquisitions through a business combination		18,091
Transferred from construction in progress	223	2,438
Ending Balance	146,464	145,489
Cost | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,640	61,640
Addition		0
Acquisitions through a business combination		0
Transferred from construction in progress	0	0
Ending Balance	61,640	61,640
Cost | Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	45,037	45,037
Addition		0
Acquisitions through a business combination		0
Transferred from construction in progress	0	0
Ending Balance	45,037	45,037
Cost | Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,540	16,540
Addition		0
Acquisitions through a business combination		0
Transferred from construction in progress	0	0
Ending Balance	16,563	16,540
Cost | Favorable lease [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	18,091	0
Addition		0
Acquisitions through a business combination		18,091
Transferred from construction in progress	0	0
Ending Balance	18,091	18,091
Cost | Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,181	0
Addition		1,743
Acquisitions through a business combination		0
Transferred from construction in progress	223	2,438
Ending Balance	5,133	4,181
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(45,964)	(44,470)
Amortization for the year	(2,694)	(1,494)
Ending Balance	(48,658)	(45,964)
Accumulated Amortization | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	0	0
Ending Balance	0	0
Accumulated Amortization | Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(44,730)	(44,470)
Amortization for the year	(162)	(260)
Ending Balance	(44,892)	(44,730)
Accumulated Amortization | Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	(4)	0
Ending Balance	(4)	0
Accumulated Amortization | Favorable lease [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(640)	0
Amortization for the year	(961)	(640)
Ending Balance	(1,601)	(640)
Accumulated Amortization | Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(594)	0
Amortization for the year	(1,567)	(594)
Ending Balance	¥ (2,161)	¥ (594)